UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.6%)
New York (101.6%)
Albany County NY Airport Auth. Rev. VRDO	0.280%	3/5/10 LOC	17,990	17,990
Albany NY IDA Civic Fac. Rev. (CHF Holland
Suites, LLC Project) VRDO	0.180%	3/5/10 LOC	12,560	12,560
Chemung County NY IDA Civic Fac. Rev.
(Elmira College Project) VRDO	0.180%	3/5/10 LOC	10,000	10,000
Clifton Park NY IDA Multifamily Housing Rev.
(Coburg Village Project) VRDO	0.210%	3/5/10 LOC	11,240	11,240
Erie County NY Fiscal Stability Auth. BAN	2.000%	5/19/10	7,500	7,518
Erie County NY Fiscal Stability Auth. BAN	1.250%	7/30/10	14,000	14,039
1 Erie County NY IDA School Fac. Rev. TOB
VRDO	0.230%	3/5/10 (4)	4,330	4,330
Geneva NY IDA Civic Fac. Rev. (Seneca)
VRDO	0.170%	3/5/10 LOC	30,150	30,150
Great Neck NY UFSD TAN	1.750%	6/23/10	16,000	16,065
Half Hollow Hills NY Central School Dist. of
Huntington & Babylon County TAN	2.000%	6/30/10	33,400	33,575
Hempstead NY BAN	1.500%	6/10/10	25,000	25,082
Islip NY BAN	2.000%	12/16/10	5,520	5,591
Locust Valley NY Central School Dist TAN	2.000%	6/23/10	5,000	5,024
Long Island NY Power Auth. Electric System
Rev. CP	0.250%	4/7/10 LOC	24,000	24,000
Massapequa NY UFSD BAN	2.000%	10/8/10	5,064	5,107
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	10/1/10 (Prere.)	4,675	4,806
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.200%	3/5/10 (13)	9,700	9,700
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.210%	3/5/10 (4)(13)	7,840	7,840
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.230%	3/5/10 (4)	14,410	14,410
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.210%	3/5/10 LOC	13,520	13,520
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.210%	3/5/10 LOC	8,950	8,950
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.210%	3/5/10 LOC	40,560	40,560
1 Metro. New York Transp. Auth. Rev. (Service
Contract) TOB VRDO	0.230%	3/5/10 (4)	4,495	4,495
Metro. New York Transp. Auth. Rev. (Transit
Rev.) VRDO	0.130%	3/1/10 LOC	42,700	42,700
Metro. New York Transp. Auth. Rev. (Transit
Rev.) VRDO	0.250%	3/5/10 LOC	10,200	10,200
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.210%	3/5/10 (4)(13)	19,005	19,005
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.210%	3/5/10 (4)(13)	19,050	19,050
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.210%	3/5/10 (4)(13)	2,000	2,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.230%	3/5/10 (4)	14,000	14,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.500%	3/5/10 (4)	3,620	3,620
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.500%	3/5/10 (4)	6,510	6,510
Metro. New York Transp. Auth. Rev. VRDO	0.130%	3/1/10 LOC	23,600	23,600

Monroe County NY IDA (Assn. Blind and
Impaired) VRDO	0.210%	3/5/10 LOC	1,900	1,900
Monroe County NY IDA (Cherry Ridge) VRDO	0.130%	3/5/10 LOC	5,000	5,000
Monroe County NY IDA (Cherry Ridge) VRDO	0.130%	3/5/10 LOC	9,085	9,085
Monroe County NY IDA (Monroe Community
College) VRDO	0.170%	3/5/10 LOC	3,800	3,800
Monroe County NY IDA (Nazareht College)
VRDO	0.250%	3/5/10 LOC	2,250	2,250
Nassau County NY Interim Finance Auth. VRDO	0.140%	3/5/10	44,000	44,000
Nassau County NY Interim Finance Auth. VRDO	0.140%	3/5/10	12,000	12,000
Nassau County NY Interim Finance Auth. VRDO	0.160%	3/5/10	30,000	30,000
Nassau County NY Interim Finance Auth. VRDO	0.190%	3/5/10	5,000	5,000
Nassau County NY Interim Finance Auth. VRDO	0.210%	3/5/10	20,000	20,000
Nassau County NY RAN	2.000%	4/15/10	20,000	20,037
Nassau Health Care Corp. VRDO	0.170%	3/5/10 LOC	9,580	9,580
New York City NY Capital Resources (Enhanced
Assistance PG) VRDO	0.150%	3/5/10 LOC	20,597	20,597
New York City NY Capital Resources (Enhanced
Assistance PG) VRDO	0.500%	3/5/10 LOC	4,420	4,420
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.140%	3/5/10	21,800	21,800
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.140%	3/5/10	15,400	15,400
New York City NY Cultural Resources Rev.
(Julliard School) PUT	0.650%	4/1/10	20,000	20,000
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.120%	3/1/10 LOC	3,000	3,000
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.170%	3/5/10 LOC	3,750	3,750
New York City NY Cultural Resources Rev.
(Manhattan School of Music) VRDO	0.140%	3/5/10 LOC	11,550	11,550
New York City NY Cultural Resources Rev.
(Metropolitan Museum) VRDO	0.180%	3/5/10	40,100	40,100
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	0.150%	3/5/10 LOC	4,000	4,000
New York City NY Cultural Resources Rev.
(Solomon R. Guggenheim Foundation) VRDO	0.150%	3/5/10 LOC	13,357	13,357
New York City NY Cultural Resources Rev. (The
Metropolitan Museum of Art) VRDO	0.180%	3/5/10	26,000	26,000
New York City NY GO	6.000%	5/15/10 (Prere.)	6,040	6,172
New York City NY GO	2.000%	8/1/10	14,745	14,840
1 New York City NY GO TOB VRDO	0.190%	3/5/10	5,995	5,995
New York City NY GO VRDO	0.140%	3/1/10 (4)	3,430	3,430
New York City NY GO VRDO	0.140%	3/1/10 (4)	1,900	1,900
New York City NY GO VRDO	0.140%	3/1/10 LOC	3,450	3,450
New York City NY GO VRDO	0.140%	3/1/10 (4)	750	750
New York City NY GO VRDO	0.170%	3/5/10 LOC	49,255	49,255
New York City NY GO VRDO	0.170%	3/5/10 LOC	12,000	12,000
New York City NY GO VRDO	0.180%	3/5/10 LOC	1,000	1,000
New York City NY GO VRDO	0.220%	3/5/10 LOC	54,975	54,975
New York City NY GO VRDO	0.230%	3/5/10 LOC	23,000	23,000
New York City NY Health & Hosp. Corp. Rev.
(Health System) VRDO	0.170%	3/5/10 LOC	5,800	5,800
New York City NY Housing Dev. Corp. Multi-
Family Rev. (First Avenue) VRDO	0.190%	3/5/10 LOC	10,000	10,000
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.450%	3/15/10	10,850	10,850

New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.400%	12/15/10	22,535	22,535
1 New York City NY Housing Dev. Corp. Multi-
Family Rev. TOB VRDO	0.220%	3/5/10	10,155	10,155
1 New York City NY Housing Dev. Corp. Multi-
Family Rev. TOB VRDO	0.260%	3/5/10	5,510	5,510
New York City NY Housing Dev. Corp. Multi-
Family Rev. VRDO	0.190%	3/5/10 LOC	45,800	45,800
New York City NY Housing Dev. Corp. Rev.
(Corp. Multifamily - Sons of Italy) VRDO	0.160%	3/5/10 LOC	3,850	3,850
1 New York City NY Housing Dev. Corp. Rev.
(Multi-Family Housing) TOB VRDO	0.450%	3/5/10	5,355	5,355
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Atlantic Court)
VRDO	0.200%	3/5/10 LOC	53,100	53,100
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Ocean Gate)
VRDO	0.240%	3/5/10 LOC	32,530	32,530
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - One Columbus
Place) VRDO	0.190%	3/5/10 LOC	32,000	32,000
New York City NY Housing Dev. Corp. Rev.
VRDO	0.170%	3/5/10 LOC	19,365	19,365
New York City NY IDA (Civic Fac. Rev.)	6.125%	11/1/10 (Prere.)	10,690	11,208
New York City NY IDA (Civil Liberties Union)
VRDO	0.140%	3/1/10 LOC	4,190	4,190
New York City NY IDA (Lycee Francais De NY
Project) VRDO	0.150%	3/5/10 LOC	13,350	13,350
New York City NY IDA (Mercy College Project)
VRDO	0.200%	3/5/10 LOC	12,770	12,770
New York City NY IDA (NY Congregational
Nursing Center Project) VRDO	0.200%	3/5/10 LOC	4,400	4,400
New York City NY IDA (United Jewish Appeal)
VRDO	0.180%	3/5/10	17,800	17,800
New York City NY IDA - Jewish Board of Family
Services VRDO	0.170%	3/5/10 LOC	14,340	14,340
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.190%	3/5/10 LOC	14,800	14,800
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.190%	3/5/10 LOC	13,000	13,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.170%	3/5/10	11,000	11,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.190%	3/5/10	1,775	1,775
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.190%	3/5/10	29,290	29,290
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.190%	3/5/10	4,000	4,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.190%	3/5/10	4,450	4,450
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.200%	3/5/10	5,460	5,460
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.200%	3/5/10 (4)	20,015	20,015
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.200%	3/5/10	15,840	15,840
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.200%	3/5/10 (4)	10,000	10,000

1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.200%	3/5/10	10,185	10,185
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.200%	3/5/10	10,000	10,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	3/1/10	16,400	16,400
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.140%	3/1/10	23,255	23,255
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.140%	3/1/10	26,320	26,320
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.140%	3/1/10	8,350	8,350
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.190%	3/5/10	14,000	14,000
1 New York City NY Sales Tax Asset Receivable
Corp. TOB VRDO	0.230%	3/5/10	12,845	12,845
1 New York City NY Sales Tax Asset Receivable
Corp. TOB VRDO	0.230%	3/5/10	19,610	19,610
1 New York City NY TOB VRDO	0.140%	3/1/10 LOC	13,095	13,095
New York City NY Transitional Finance Auth.
Rev.	5.500%	5/1/10 (Prere.)	5,000	5,092
New York City NY Transitional Finance Auth.
Rev.	5.500%	5/1/10 (Prere.)	5,800	5,908
New York City NY Transitional Finance Auth.
Rev.	5.875%	5/1/10 (Prere.)	9,305	9,483
New York City NY Transitional Finance Auth.
Rev.	5.875%	5/1/10 (Prere.)	5,300	5,402
New York City NY Transitional Finance Auth.
Rev.	6.000%	5/15/10 (Prere.)	7,030	7,182
1 New York City NY Transitional Finance Auth.
Rev. TOB VRDO	0.170%	3/5/10	8,400	8,400
1 New York City NY Transitional Finance Auth.
Rev. TOB VRDO	0.190%	3/5/10	5,295	5,295
New York City NY Transitional Finance Auth.
Rev. VRDO	0.120%	3/1/10	20,545	20,545
New York City NY Transitional Finance Auth.
Rev. VRDO	0.140%	3/1/10	4,400	4,400
New York City NY Transitional Finance Auth.
Rev. VRDO	0.160%	3/5/10	13,765	13,765
New York City NY Transitional Finance Auth.
Rev. VRDO	0.170%	3/5/10	55,525	55,525
New York City NY Transitional Finance Auth.
Rev. VRDO	0.190%	3/5/10	53,865	53,865
New York City NY Transitional Finance Auth.
Rev. VRDO	0.190%	3/5/10	3,655	3,655
New York City NY Transitional Finance Auth.
Rev. VRDO	0.210%	3/5/10	12,600	12,600
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	50,000	50,000
New York State Dormitory Auth. Rev.
(Blythedale Childrens Hospital) VRDO	0.200%	3/5/10 LOC	9,000	9,000
New York State Dormitory Auth. Rev. (Catholic
Health) VRDO	0.200%	3/5/10 LOC	7,620	7,620
New York State Dormitory Auth. Rev. (Catholic
Health) VRDO	0.200%	3/5/10 LOC	25,250	25,250
1 New York State Dormitory Auth. Rev. (City
Univ.) TOB VRDO	0.180%	3/5/10 (4)	11,155	11,155
New York State Dormitory Auth. Rev. (Columbia
Univ.) CP	0.220%	6/15/10	6,340	6,340

New York State Dormitory Auth. Rev. (Columbia
Univ.) CP	0.220%	6/15/10	12,800	12,800
1 New York State Dormitory Auth. Rev. (Columbia
Univ.) TOB VRDO	0.200%	3/5/10	2,950	2,950
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.140%	3/1/10	6,600	6,600
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.170%	3/5/10	6,100	6,100
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.170%	3/5/10	19,455	19,455
1 New York State Dormitory Auth. Rev. (Mental
Health Services) TOB VRDO	0.250%	3/5/10 (4)	15,785	15,785
New York State Dormitory Auth. Rev. (Mental
Health Services) VRDO	0.170%	3/5/10 LOC	71,500	71,500
New York State Dormitory Auth. Rev. (Personal
Income Tax)	2.000%	6/15/10	16,930	17,007
1 New York State Dormitory Auth. Rev. (Personal
Income Tax) TOB VRDO	0.180%	3/5/10	17,590	17,590
1 New York State Dormitory Auth. Rev. (Personal
Income Tax) TOB VRDO	0.200%	3/5/10	11,950	11,950
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/10 (Prere.)	20,500	20,937
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/10 (Prere.)	10,660	10,889
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/10 (Prere.)	17,500	17,879
New York State Dormitory Auth. Rev. (Wagner
College) VRDO	0.170%	3/5/10 LOC	4,735	4,735
New York State Dormitory Auth. Rev. Non State
Supported Debt (Catholic Health System)
VRDO	0.200%	3/5/10 LOC	2,470	2,470
New York State Dormitory Auth. Rev. Non State
Supported Debt (Columbia Univ.) VRDO	0.150%	3/5/10	30,000	30,000
New York State Dormitory Auth. Rev. Non State
Supported Debt (Cornell Univ.) VRDO	0.140%	3/1/10	11,110	11,110
New York State Dormitory Auth. Rev. Non State
Supported Debt (Highland Community Dev.
Corp.) VRDO	0.180%	3/5/10 LOC	9,610	9,610
New York State Dormitory Auth. Rev. Non State
Supported Debt (LeMoyne College) VRDO	0.180%	3/5/10 LOC	4,800	4,800
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Law School)
VRDO	0.160%	3/5/10 LOC	4,500	4,500
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.170%	3/5/10	15,815	15,815
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefeller Univ.) VRDO	0.150%	3/5/10	22,500	22,500
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.170%	3/5/10	12,290	12,290
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.) VRDO	0.180%	3/5/10 LOC	55,760	55,760
New York State Dormitory Auth. Rev. Non State
Supported Debt (Univ. of Rochester) VRDO	0.180%	3/5/10 LOC	20,000	20,000
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.) VRDO	0.150%	3/5/10 LOC	15,300	15,300
New York State Dormitory Auth. Rev. State
Supported Debt VRDO	0.160%	3/5/10 LOC	9,000	9,000

1 New York State Dormitory Auth. Rev. TOB
VRDO	0.180%	3/5/10	7,500	7,500
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.180%	3/5/10	7,565	7,565
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.190%	3/5/10	8,770	8,770
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.190%	3/5/10	5,000	5,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.190%	3/5/10	6,420	6,420
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.190%	3/5/10	6,655	6,655
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.200%	3/5/10	20,000	20,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.200%	3/5/10	10,395	10,395
New York State Dormitory Auth. Rev. VRDO	0.150%	3/5/10 LOC	7,320	7,320
New York State Dormitory Auth. Rev. VRDO	0.150%	3/5/10 LOC	4,800	4,800
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.150%	3/5/10 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.150%	3/5/10 LOC	18,600	18,600
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.160%	3/5/10 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
Electric Fac. Rev. (Long Island Lighting Co.)
VRDO	0.210%	3/5/10 LOC	14,980	14,980
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) VRDO	0.140%	3/5/10 LOC	32,605	32,605
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)
TOB VRDO	0.190%	3/5/10	3,645	3,645
1 New York State Environmental Fac. Corp. Rev.
(Personal Income Tax) TOB VRDO	0.190%	3/5/10	3,185	3,185
1 New York State Environmental Fac. Corp. Water
& Sewer System Rev. TOB VRDO	0.140%	3/1/10	12,100	12,100
New York State Housing Finance Agency Rev.
(80 DeKalb Ave. Housing) VRDO	0.170%	3/5/10 LOC	15,270	15,270
New York State Housing Finance Agency Rev.
(Brook Avenue Apartments) VRDO	0.230%	3/5/10 LOC	14,300	14,300
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	0.270%	3/5/10 LOC	66,170	66,170
New York State Housing Finance Agency Rev.
(Clinton Green North) VRDO	0.150%	3/5/10 LOC	40,000	40,000
New York State Housing Finance Agency Rev.
(Clinton Green South) VRDO	0.150%	3/5/10 LOC	32,000	32,000
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	0.190%	3/5/10 LOC	45,000	45,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	0.180%	3/5/10 LOC	37,900	37,900
New York State Housing Finance Agency Rev.
(West 37th Street Housing) VRDO	0.200%	3/5/10 LOC	4,200	4,200
New York State Housing Finance Agency Rev.
(West 38th Street) VRDO	0.170%	3/5/10 LOC	15,000	15,000
New York State Housing Finance Agency Rev.
VRDO	0.170%	3/5/10 LOC	36,200	36,200
New York State Housing Finance Agency Rev.
VRDO	0.180%	3/5/10 LOC	27,000	27,000

New York State Housing Finance Agency Rev.
VRDO	0.190%	3/5/10 LOC	25,000	25,000
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.160%	3/5/10 LOC	32,700	32,700
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.180%	3/5/10 LOC	9,000	9,000
New York State Local Govt. Assistance Corp.	5.000%	4/1/10	27,070	27,173
New York State Local Govt. Assistance Corp.
VRDO	0.160%	3/5/10	15,000	15,000
1 New York State Mortgage Agency Rev.
(Homeowner Mortgage) TOB VRDO	0.250%	3/5/10	11,320	11,320
1 New York State Mortgage Agency Rev. TOB
VRDO	0.250%	3/5/10	12,090	12,090
1 New York State Mortgage Agency Rev. TOB
VRDO	0.250%	3/5/10	11,305	11,305
1 New York State Mortgage Agency Rev. TOB
VRDO	0.250%	3/5/10	8,975	8,975
1 New York State Mortgage Agency Rev. TOB
VRDO	0.250%	3/5/10	6,700	6,700
New York State Mortgage Agency Rev. VRDO	0.180%	3/5/10	16,700	16,700
New York State Power Auth. Rev. PUT	0.400%	9/1/10	48,330	48,330
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/10	6,000	6,023
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/10 (ETM)	5,125	5,146
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	6.000%	4/1/10 (Prere.)	3,000	3,044
New York State Thruway Auth. Rev. (Personal
Income Tax)	2.500%	3/15/10	10,640	10,649
New York State Thruway Auth. Rev. (Service
Contract)	5.750%	4/1/10 (Prere.)	3,000	3,043
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/10	7,280	7,293
New York State Urban Dev. Corp. Rev. (Service
Contract) VRDO	0.200%	3/5/10 (12)	15,400	15,400
New York State Urban Dev. Corp. Rev. VRDO	0.150%	3/5/10 LOC	59,000	59,000
New York State Urban Dev. Corp. Rev. VRDO	0.150%	3/5/10 LOC	11,800	11,800
New York State Urban Dev. Corp. Rev. VRDO	0.200%	3/5/10 (12)	43,700	43,700
New York State Urban Dev. Corp. Rev. VRDO	0.210%	3/5/10 (12)	8,000	8,000
North Hempstead NY BAN	1.500%	6/11/10	13,519	13,561
Northport NY Union Free School TAN	2.000%	6/25/10	36,000	36,179
Onondaga County NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	0.180%	3/5/10 LOC	5,685	5,685
Onondaga County NY Trust Cultural Resource
Rev. (Syracuse Univ.) VRDO	0.180%	3/5/10 LOC	17,000	17,000
Orange County NY BAN	1.750%	7/9/10	8,665	8,706
Oyster Bay NY BAN	1.750%	9/17/10	50,000	50,360
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.180%	3/5/10	2,500	2,500
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.200%	3/5/10 LOC	6,900	6,900
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.200%	3/5/10 LOC	5,000	5,000
South Huntington NY UFSD TAN	2.000%	6/30/10	20,000	20,103
Southampton NY UFSD BAN	1.750%	6/23/10	9,000	9,037
Southampton NY UFSD TAN	1.750%	6/23/10	11,000	11,046
Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (St. Anthonys High School) VRDO	0.160%	3/5/10 LOC	10,500	10,500

Suffolk County NY Water Auth. Rev. VRDO	0.130%	3/5/10	43,600	43,600
Syracuse NY IDA Civic Fac. Rev. (Syracuse
Univ. Project) VRDO	0.160%	3/5/10 LOC	5,400	5,400
Syracuse NY IDA Civic Fac. Rev. (Syracuse
Univ. Project) VRDO	0.160%	3/5/10 LOC	5,750	5,750
Tompkins County NY BAN	2.000%	12/17/10	20,440	20,710
Tompkins County NY IDA Civic Fac. (Cornell
Univ.) VRDO	0.140%	3/1/10	2,000	2,000
Tompkins County NY IDA Civic Fac. (Ithaca
College) VRDO	0.170%	3/5/10 LOC	28,955	28,955
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.180%	3/5/10	24,610	24,610
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.180%	3/5/10	10,045	10,045
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.190%	3/5/10	3,960	3,960
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.160%	3/5/10 LOC	38,000	38,000
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.160%	3/5/10 (4)	5,655	5,655
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.250%	3/5/10	75,075	75,075
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)
VRDO	0.180%	3/5/10 LOC	10,000	10,000
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)
VRDO	0.190%	3/5/10 LOC	13,250	13,250
Westchester County NY GO	1.000%	4/28/10	8,110	8,110
Total Tax-Exempt Municipal Bonds (Cost $3,800,710)				3,800,710
Other Assets and Liabilities-Net (-1.6%)				(59,911)
Net Assets (100%)				3,740,799

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $555,405,000, representing 14.8% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

New York Tax-Exempt Money Market Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (97.2%)
Albany County NY GO	5.000%	10/1/12 (14)	2,420	2,542
Albany NY IDA Fac. Rev. (St. Peter's Hospital
Project)	5.250%	11/15/27	5,000	4,865
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	3,415	3,630
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	3,455	3,672
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	4,395	4,671
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.500%	5/1/32 (12)	2,550	2,695
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.500%	5/1/32 (12)	1,500	1,585
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.000%	7/15/30	9,000	9,204
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.375%	7/15/43	9,000	9,270
Broome County NY Public Safety Fac. Project
COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Fac. Project
COP	5.250%	4/1/15 (14)(ETM)	2,225	2,233
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,911
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,010
Erie County NY Asset Securitization Corp.
Tobacco Settlement Rev.	5.000%	6/1/45	1,000	788
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/18	6,355	7,155
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/19	4,500	5,056
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,807
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,409
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,853
Hempstead NY GO	3.000%	8/15/10	3,435	3,482
Hempstead NY GO	4.000%	8/15/11	3,000	3,161
Hempstead NY GO	2.500%	2/1/12	1,015	1,053
Hempstead NY GO	4.000%	8/15/13	1,000	1,105
Hempstead NY IDA Civic Fac. Rev. (Hofstra
Univ.)	5.250%	7/1/17	2,360	2,576
Hempstead NY IDA Civic Fac. Rev. (Hofstra
Univ.)	5.250%	7/1/19	3,200	3,444
Hudson Yards Infrastructure Corp. New York
Rev.	4.500%	2/15/47 (14)	10,000	8,611
Hudson Yards Infrastructure Corp. New York
Rev.	5.000%	2/15/47	24,600	23,385
Hudson Yards Infrastructure Corp. New York
Rev.	5.000%	2/15/47 (3)	25,000	23,766
Liberty NY Dev. Corp. Rev. (Goldman Sachs
Headquarters)	5.250%	10/1/35	23,800	24,023
Long Island NY Power Auth. Electric System
Rev.	5.000%	5/1/11 (14)	8,100	8,503
Long Island NY Power Auth. Electric System
Rev.	5.250%	6/1/13	15,690	17,600
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/18 (14)	25,000	27,285

Long Island NY Power Auth. Electric System
Rev.	5.250%	4/1/19	15,000	16,927
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/24 (4)	19,830	11,424
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/27 (4)	15,905	7,708
Long Island NY Power Auth. Electric System
Rev.	5.125%	9/1/29	10,000	10,074
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20 (14)	5,650	6,422
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	4,500	4,803
Metro. New York Transp. Auth. Rev.	6.250%	11/15/23	5,000	5,799
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28	5,000	5,734
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	4,450	4,502
Metro. New York Transp. Auth. Rev.	5.000%	11/15/33	7,000	7,075
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37	14,250	14,267
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,658
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/28	5,000	5,419
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/29	4,000	4,312
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/30	4,000	4,283
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.125%	1/1/29	23,000	23,408
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.000%	7/1/30 (2)	1,760	1,783
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/16 (14)	4,000	4,355
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/17 (14)	5,000	5,444
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/17 (2)	35,000	38,107
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/19 (14)	5,500	5,988
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/20 (14)	7,000	7,596
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.000%	11/15/22	5,000	5,367
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.250%	11/15/22 (14)	8,310	8,840
Metro. New York Transp. Auth. Rev. (Transit
Rev.) PUT	5.000%	11/15/14	40,550	45,564
Metro. New York Transp. Auth. Rev. VRDO	0.130%	3/1/10 LOC	1,490	1,490
Monroe County NY GO	5.000%	3/1/12 (12)	3,340	3,581
Monroe County NY GO	5.000%	3/1/13 (12)	3,195	3,510
Monroe Tobacco Securitization Corp. New York
Tobacco Settlement Rev.	6.375%	6/1/10 (Prere.)	15,000	15,394
Nassau County NY GO	5.000%	1/15/16 (4)	875	1,012
Nassau County NY Sewer & Storm Water
Finance Auth. Rev.	5.000%	11/1/12	4,980	5,482
Nassau County NY Sewer & Storm Water
Finance Auth. Rev.	5.000%	11/1/13	1,000	1,126
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,415
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	4,000	3,273
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	6,511
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.000%	7/1/44 (14)	5,000	5,070

New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/34	4,000	4,219
New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/39	4,000	4,204
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	4/1/31	5,000	5,268
New York City NY Cultural Resources Rev.
(Trust for Cultural Resources) PUT	2.750%	7/1/12	4,000	4,142
New York City NY GO	5.125%	8/1/10 (4)(Prere.)	130	134
New York City NY GO	5.250%	3/15/11 (2)(Prere.)	5,000	5,311
New York City NY GO	5.000%	8/1/13	2,370	2,657
New York City NY GO	5.125%	8/1/13 (4)	18,895	19,422
New York City NY GO	5.750%	8/1/13	7,500	8,321
New York City NY GO	5.000%	8/15/13	1,000	1,122
New York City NY GO	5.000%	1/1/14	3,360	3,785
New York City NY GO	5.000%	2/1/14	3,500	3,948
New York City NY GO	5.000%	8/1/14	2,500	2,841
New York City NY GO	5.000%	8/1/14	2,800	3,182
New York City NY GO	5.000%	8/1/14	2,330	2,648
New York City NY GO	5.000%	8/1/14	6,500	7,387
New York City NY GO	5.000%	8/1/14	2,505	2,847
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,148
New York City NY GO	5.250%	8/1/14	1,390	1,594
New York City NY GO	5.250%	9/1/14	4,060	4,662
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,455
New York City NY GO	5.000%	8/1/16	16,925	19,277
New York City NY GO	5.000%	8/1/16	5,000	5,695
New York City NY GO	5.000%	2/1/17	8,835	10,024
New York City NY GO	5.000%	8/1/17	7,500	8,553
New York City NY GO	5.000%	9/1/17	3,955	4,377
New York City NY GO	5.000%	8/1/18	7,500	8,519
New York City NY GO	5.000%	8/1/20	7,500	8,395
New York City NY GO	5.000%	8/1/20	4,755	5,322
New York City NY GO	5.500%	8/1/20	2,500	2,689
New York City NY GO	5.000%	8/1/21	1,000	1,070
New York City NY GO	5.000%	8/1/21	2,000	2,210
New York City NY GO	5.250%	9/1/21	8,000	8,921
New York City NY GO	5.000%	8/1/22	4,250	4,649
New York City NY GO	5.000%	8/1/22	10,000	10,675
New York City NY GO	5.250%	8/15/22	10,000	11,068
New York City NY GO	5.250%	9/1/22	17,000	18,822
New York City NY GO	5.000%	8/1/23	1,035	1,127
New York City NY GO	5.000%	8/1/24	10,000	10,690
New York City NY GO	5.250%	8/15/24	15,000	16,494
New York City NY GO	5.000%	1/1/25	10,000	10,587
New York City NY GO	5.000%	8/1/25	8,000	8,383
New York City NY GO	5.000%	4/1/26	15,800	16,804
New York City NY GO	5.000%	8/15/26	14,500	15,458
New York City NY GO	5.250%	8/15/26	5,100	5,546
New York City NY GO	5.000%	5/15/28	4,500	4,758
New York City NY GO	5.000%	8/1/28	7,000	7,410
New York City NY GO	6.250%	10/15/28	1,035	1,209
New York City NY GO	5.625%	4/1/29	3,000	3,313
New York City NY GO	5.450%	4/1/31	8,500	9,255
New York City NY GO	5.000%	5/15/31	9,000	9,419
New York City NY GO	5.375%	4/1/36	4,000	4,287
New York City NY GO	5.000%	5/15/36	4,250	4,386
New York City NY GO VRDO	0.140%	3/1/10 LOC	1,900	1,900

New York City NY GO VRDO	0.140%	3/1/10 LOC	11,190	11,190
New York City NY GO VRDO	0.140%	3/1/10 (4)	2,700	2,700
New York City NY GO VRDO	0.140%	3/1/10 (4)	7,065	7,065
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,088
New York City NY Housing Dev. Corp. Multi-
Family Rev.	4.750%	11/1/29	5,220	5,223
New York City NY Housing Dev. Corp. Multi-
Family Rev.	4.750%	11/1/29	2,520	2,525
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.550%	11/1/39	3,500	3,609
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.700%	11/1/46	7,155	7,404
New York City NY IDA (Queens Baseball
Stadium)	6.125%	1/1/29 (12)	1,750	1,947
New York City NY IDA (Queens Baseball
Stadium)	5.000%	1/1/31 (2)	20,640	19,198
New York City NY IDA (Queens Baseball
Stadium)	5.000%	1/1/39 (2)	2,875	2,540
New York City NY IDA (Queens Baseball
Stadium)	6.375%	1/1/39 (12)	4,000	4,380
New York City NY IDA (Yankee Stadium)	0.000%	3/1/34 (12)	10,285	2,612
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35 (12)	4,305	1,025
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	14,800	14,177
New York City NY IDA (Yankee Stadium)	7.000%	3/1/49 (12)	8,000	9,197
New York City NY IDA Civic Fac. Rev. (Grace
Church School) VRDO	0.250%	3/5/10 LOC	5,000	5,000
New York City NY IDA Special Fac. Rev.	5.000%	5/1/29	2,020	2,108
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.000%	6/15/14	1,015	1,119
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/17	10,000	8,058
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	24,515	26,575
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	4,250	3,239
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,938
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27	5,000	5,397
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29	9,500	9,975
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	11,000	11,387
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.500%	6/15/32	14,500	14,418
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/32	15,000	16,142
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/33	15,000	15,117
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.125%	6/15/33 (14)	6,995	7,107
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/34	10,000	10,357
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/35	9,575	9,580
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	1,000	1,024

New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	4,480	4,564
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36	20,055	20,578
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/38	1,000	1,003
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/38	37,505	38,612
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,135
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	7,000	7,433
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	7,500	7,964
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/40	18,500	20,320
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/40	10,075	11,272
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.140%	3/1/10	15,285	15,285
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	3/1/10	10,030	10,030
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.140%	3/1/10	3,150	3,150
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/23 (14)	6,100	6,709
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/24 (14)	12,000	13,138
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/25 (14)	20,225	22,114
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26 (14)	2,540	2,694
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25	9,500	10,336
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.000%	7/15/26 (14)(3)	6,150	6,498
New York City NY Transitional Finance Auth.
Rev.	5.750%	5/15/10 (Prere.)	930	951
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/11	4,750	4,930
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	3,385	3,579
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	8,415	8,899
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	7,310	7,730
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/1/11 (Prere.)	2,955	3,128
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/1/11 (Prere.)	3,000	3,176
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/1/11 (Prere.)	9,500	10,057
New York City NY Transitional Finance Auth.
Rev.	5.500%	11/1/11	4,000	4,301
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/15/12 (Prere.)	9,395	10,273
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/15/12 (Prere.)	675	740

New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/13 (Prere.)	5	6
New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/13	8,750	9,977
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/15/16	2,060	2,240
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/17	3,000	3,383
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/24 (14)	6,740	7,183
New York City NY Transitional Finance Auth.
Rev.	5.000%	7/15/25 (14)	5,200	5,521
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26	5,000	5,409
New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/26	3,360	3,518
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/28	3,500	3,680
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/30	500	516
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/30	13,500	14,163
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/32	500	517
New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/32	2,005	2,052
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/33	7,000	7,255
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/34	10,000	10,379
New York City NY Transitional Finance Auth.
Rev.	4.750%	1/15/38	20,000	19,846
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/39	6,875	7,198
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/19 (14)	4,500	4,947
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/20	1,710	1,978
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/21	5,000	5,726
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/22	5,000	5,676
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/23	5,000	5,616
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/24	7,710	8,530
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/24	5,000	5,575
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/29	5,000	5,345
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/30	5,000	5,306
New York City NY Transitional Finance Auth.
Rev. VRDO	0.140%	3/1/10	2,400	2,400
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	20,000	20,026
New York State Dormitory Auth. Rev.	4.000%	2/15/11	2,190	2,264
New York State Dormitory Auth. Rev.	4.000%	2/15/12	2,230	2,359
New York State Dormitory Auth. Rev.	5.000%	2/15/13	3,085	3,411

New York State Dormitory Auth. Rev.	5.250%	2/15/19 (14)	2,420	2,610
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (14)	2,555	2,734
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (14)	1,680	1,790
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (14)	2,825	2,994
New York State Dormitory Auth. Rev.	5.000%	2/15/23 (4)	5,980	6,473
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (14)	1,120	1,182
New York State Dormitory Auth. Rev.	5.000%	2/15/25 (4)	2,735	2,922
New York State Dormitory Auth. Rev.	5.000%	2/15/26 (4)	2,995	3,177
New York State Dormitory Auth. Rev.	5.000%	2/15/28 (4)	500	532
New York State Dormitory Auth. Rev.	5.000%	3/15/30	5,000	5,194
New York State Dormitory Auth. Rev. (Albany
Medical Center)	5.000%	8/15/18 (4)	15,915	17,095
New York State Dormitory Auth. Rev. (Catholic
Health)	5.500%	7/1/22 (14)	10,000	10,050
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/11 (3)	3,930	4,063
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/15 (14)	25,145	25,562
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/16 (14)	7,255	7,371
New York State Dormitory Auth. Rev. (City
Univ.)	5.500%	7/1/20 (14)	14,525	16,714
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/19	5,100	5,482
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/19	4,900	5,495
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/21	6,990	7,810
New York State Dormitory Auth. Rev. (Cornell
Univ.)	5.000%	7/1/31	6,905	7,276
New York State Dormitory Auth. Rev. (Cornell
Univ.)	5.000%	7/1/35	1,500	1,565
New York State Dormitory Auth. Rev. (Court
Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	21,848
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/20	3,965	4,110
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/21	4,035	4,159
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/22	4,285	4,397
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/26	5,495	5,505
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/26	1,800	1,828
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	15	15
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	90	92
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	95	98
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	105	108
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	15	15
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10 (4)(Prere.)	15	15

New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/12	1,490	1,605
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	8/15/12	7,025	7,679
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/25 (14)	6,575	6,836
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/18	11,950	13,532
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22	10,070	11,038
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22	10,000	11,131
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/23 (4)	4,200	4,487
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/26 (2)	7,500	7,931
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	2,225	2,400
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/31	21,515	22,458
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/32	11,000	11,444
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/35	10,000	10,331
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.750%	3/15/36	10,000	11,165
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/38	10,000	10,391
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.250%	3/15/38	10,000	10,614
New York State Dormitory Auth. Rev. (Sloan-
Kettering Cancer Center)	5.000%	7/1/30	34,500	35,384
New York State Dormitory Auth. Rev. (St.
Joseph's Hosp.)	5.250%	7/1/18 (14)	6,700	6,703
New York State Dormitory Auth. Rev. (State
Univ. Dormitory Fac.)	5.000%	7/1/32	10,000	10,228
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/12 (14)	16,160	16,510
New York State Dormitory Auth. Rev. (State
Univ.)	5.250%	5/15/13	5,000	5,472
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/13 (14)	17,285	17,648
New York State Dormitory Auth. Rev. (State
Univ.)	5.750%	5/15/17 (4)	3,750	4,487
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/31 (14)	8,765	8,912
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/36 (14)	6,190	6,216
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	13,000	13,233
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,048
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,022
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/19 (2)	2,425	2,659
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/21 (2)	1,750	1,856

New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/22 (2)	3,425	3,616
New York State Dormitory Auth. Rev. Non State
Supported Debt (Columbia Univ.)	5.000%	7/1/13	2,375	2,692
New York State Dormitory Auth. Rev. Non State
Supported Debt (Cornell Univ.) VRDO	0.140%	3/1/10	10,500	10,500
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.)	5.000%	7/1/33 (12)	5,670	5,831
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.)	5.000%	7/1/38 (12)	3,000	3,068
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)	4,675	4,849
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)	3,575	3,588
New York State Dormitory Auth. Rev. Non State
Supported Debt (Long Island Jewish
Obligated Group)	5.000%	5/1/32	6,500	6,263
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/28	3,940	3,946
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/35 (14)	13,875	13,756
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	4.500%	7/1/37 (14)	7,920	7,035
New York State Dormitory Auth. Rev. Non State
Supported Debt (Muni. Fac. Health)	5.000%	1/15/13	8,440	9,244
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	7,905
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/29	5,000	5,301
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ.)	5.000%	7/1/38	15,700	16,207
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/16 (12)	750	858
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/18 (12)	570	648
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,944
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	4.000%	10/1/12 (4)	3,130	3,361
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	5.000%	10/1/13 (4)	1,000	1,128
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.)	5.250%	7/1/32 (14)	20,000	20,600
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. Lawrence Univ.)	5.000%	7/1/14	16,000	17,638
New York State Dormitory Auth. Rev. Non State
Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,477
New York State Dormitory Auth. Rev. Non State
Supported Debt (Vassar College)	5.000%	7/1/46	15,000	15,229
New York State Dormitory Auth. Rev. State
Supported Debt	5.500%	2/15/17	10,000	11,539
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/18	2,000	2,247

New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/20 (12)	1,500	1,678
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/21 (12)	2,500	2,784
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/34	5,000	5,287
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.)	5.000%	7/1/25	4,670	4,958
1 New York State Dormitory Auth. State Personal
Income Tax Rev. TOB VRDO	0.190%	3/5/10	3,510	3,510
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	0.629%	3/5/10 (14)	10,000	9,404
New York State Energy Research & Dev. Auth.
PCR (Rochester Gas & Electric Corp.) PUT	5.000%	8/1/16 (14)	7,750	8,061
New York State Environmental Fac. Corp. PCR	5.750%	6/15/11 (4)(ETM)	5,950	6,366
New York State Environmental Fac. Corp. PCR	5.750%	6/15/12 (4)(ETM)	2,870	3,204
New York State Environmental Fac. Corp. PCR	5.750%	6/15/12 (4)(ETM)	5,585	6,235
2 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,359
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	11,335	12,301
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	4,950	5,462
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	4,979
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	4.750%	6/15/32	12,240	12,413
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	5,000	5,152
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	6,000	6,182
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	6,071
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	7,500	7,826
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	2,375	2,497
New York State Environmental Fac. Corp. Rev.
(Personal Income Tax)	5.250%	12/15/24	8,000	8,988
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (Waste Management
Inc. Project) PUT	2.500%	1/2/13	5,000	4,967
New York State Housing Finance Agency Rev.
(Personal Income Tax)	5.000%	3/15/38	15,245	15,728
New York State Local Govt. Assistance Corp.	5.000%	4/1/13	9,390	10,562
New York State Local Govt. Assistance Corp.	5.000%	4/1/13 (4)	3,625	4,077
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	2,015	2,398
New York State Mortgage Agency Rev.	4.750%	11/1/24	11,890	12,074
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/12	6,955	7,752
New York State Thruway Auth. Rev.	5.000%	1/1/26 (14)	4,695	4,979
New York State Thruway Auth. Rev.	5.000%	1/1/27 (14)	2,000	2,107
New York State Thruway Auth. Rev.	5.000%	1/1/28 (14)	2,500	2,617
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13	2,790	3,123
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/13 (2)	1,000	1,127

New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/14	4,010	4,549
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	35,351
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/15	6,450	7,412
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/16	5,050	5,707
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,100
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,949
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25 (2)	9,500	10,010
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/28	9,000	9,603
New York State Thruway Auth. Rev. (Personal
Income Tax)	4.000%	3/15/14	2,500	2,765
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.250%	3/15/19	10,765	12,688
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22	7,570	8,472
New York State Urban Dev. Corp. Rev.	5.000%	1/1/12	5,000	5,351
New York State Urban Dev. Corp. Rev.	5.000%	1/1/14	13,000	14,534
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	5,000	5,643
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	10,000	11,259
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	2,095	2,389
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	3,860	4,200
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/19	4,445	5,180
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/20	8,240	9,502
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,611
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/37	7,000	7,209
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.250%	1/1/24	10,000	10,842
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (14)	4,295	4,587
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (14)	8,685	10,646
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (14)	9,230	11,389
North Hempstead NY GO	6.400%	4/1/11 (14)	2,075	2,209
Oyster Bay NY GO	5.000%	2/15/18	1,500	1,769
Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28 (4)	10,000	10,700
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	5,940	6,233
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	9,900	10,073
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33	9,700	9,874
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	6,990	7,256
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38	12,590	12,870
St. Lawrence County NY Individual Dev. Civic
Fac. Rev. (St. Lawrence Univ.)	5.000%	10/1/16	3,510	3,968
3 Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (Institution of Technology)	5.250%	3/1/19	500	518
3 Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (Institution of Technology)	5.250%	3/1/20	1,000	1,028
3 Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (Institution of Technology)	5.000%	3/1/26	2,000	2,003
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	3,841

Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,527
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,734
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,895
Tobacco Settlement Asset Securitization Corp.
Inc. New York	4.750%	6/1/22	3,240	3,109
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	3,000	2,476
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	14,160	11,463
Tobacco Settlement Financing Corp. New York
Rev.	5.000%	6/1/10	7,500	7,588
Tobacco Settlement Financing Corp. New York
Rev.	4.000%	6/1/12	20,000	21,291
Tompkins County NY IDA Civic Fac. (Cornell
Univ.) VRDO	0.140%	3/1/10	1,935	1,935
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/12	2,715	3,017
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/13	6,465	7,376
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	1/1/15	2,930	3,144
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/15	9,500	11,172
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	1/1/16	2,500	2,683
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	1/1/18	2,330	2,498
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/18	185	204
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/19	43,025	47,402
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/28	2,675	2,872
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/32 (14)	3,150	3,201
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/33	3,385	3,514
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/37	13,310	13,799
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/38	25,000	26,415
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.160%	3/5/10 LOC	6,380	6,380
United Nations Dev. Corp. New York Rev.	5.000%	7/1/20	3,340	3,691
Westchester County NY GO	4.000%	6/1/14	9,375	10,493
Westchester County NY GO	4.000%	6/1/15	9,760	10,982
				2,976,575
Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (14)(Prere.)	6,500	7,278
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (14)	5,000	5,036
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (14)	16,345	17,131
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,493
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	4,000	4,146
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,093
Puerto Rico Sales Tax Financing Corp. Rev.	6.000%	8/1/42	5,000	5,234
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	8,000	8,656
				55,067

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,085
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,025
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	1,100	1,099
				5,209
Total Tax-Exempt Municipal Bonds (Cost $2,918,473)				3,036,851
Other Assets and Liabilities-Net (0.8%)				24,001
Net Assets (100%)				3,060,852

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $18,795,000, representing 0.6% of net assets.
2 Securities with a value of $1,845,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.

New York Long-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(118)	(13,887)	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

New York Long-Term Tax-Exempt Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,036,851	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	(4)	3,036,851	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $2,921,366,000. Net unrealized appreciation of investment securities for tax purposes was $115,485,000, consisting of unrealized gains of $127,590,000 on securities that had risen in value since their purchase and $12,105,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.